SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Schedule of Segment Information by Geography
The following table summarizes revenues by geography, based on the customers' location:

	For the year ended December 31,
	2024	2023	2022
North America
United States of America	1,304,783	1,210,981	1,095,895
Canada	41,073	32,735	38,895
Puerto Rico	2,142	2,256	358
Subtotal North America	1,347,998	1,245,972	1,135,148
Europe
Spain	168,244	148,465	86,410
United Kingdom	87,596	55,746	45,017
France	40,584	25,854	6,593
Switzerland	37,522	16,932	8,859
Italy	29,261	28,384	9,320
Germany	13,433	6,613	5,840
Ireland	11,975	3,688	1,104
Netherlands	7,366	5,666	4,975
Romania	6,026	2,350	—
Sweden	4,751	3,506	897
Austria	3,846	2,250	131
Malta	2,331	1,887	899
Belgium	1,990	5,245	5,577
Luxembourg	900	1,790	3,676
Denmark	102	668	2,246
Other	3,146	1,070	374
Subtotal Europe	419,073	310,114	181,918
New Markets
Saudi Arabia	45,958	12,731	4,187
India	25,366	20,060	21,191
Japan	21,032	18,031	11,739
United Arab Emirates	8,170	1,051	8,938
Australia	8,119	11,566	3,010
South Africa	2,775	56	595
Hong Kong	2,358	9,261	1,350
Singapore	1,814	2,696	2,600
Others	1,717	1,178	1,216
Subtotal New Markets	117,309	76,630	54,826
Latin America
Argentina	150,431	137,207	120,578
Brazil	112,489	58,061	31,060
Mexico	93,752	96,075	75,442
Chile	91,318	97,049	115,494
Peru	26,932	27,091	25,131
Colombia	20,581	25,122	19,206
Costa Rica	8,759	1,367	1,060
Uruguay	8,432	3,774	2,993
Paraguay	4,735	988	3,088
Ecuador	4,286	2,572	5,175
Dominican Republic	3,645	7,068	5,706
Panama	3,306	5,609	2,698
Others	2,643	1,240	720
Subtotal Latin America	531,309	463,223	408,351
TOTAL	2,415,689	2,095,939	1,780,243

	As of December 31,
	2024	2023
Spain	621,161	625,034
United States of America	574,970	194,684
Argentina	159,537	160,934
France	114,413	114,079
Brazil	109,307	136,426
Colombia	89,460	61,447
United Kingdom	69,181	60,150
Mexico	54,155	56,012
Uruguay	54,037	54,109
Italy	39,579	39,224
Romania	39,475	7,173
Bulgaria	38,214	—
Denmark	31,673	32,124
India	28,278	25,157
United Arab Emirates	27,840	5
Germany	24,393	24,973
Australia	24,112	24,776
Canada	20,612	21,173
Republic of South Africa	17,463	—
Hong Kong	15,924	15,931
Chile	9,034	12,341
Peru	6,944	6,656
Saudi Arabia	5,545	12
Luxembourg	4,226	4,226
Costa Rica	3,195	5,067
Belarus	2,011	3,216
Ukraine	1,497	1,484
Poland	1,487	769
Ecuador	737	754
Moldova	271	594
Vietnam	132	219
Other countries	143	76
TOTAL	2,189,006	1,688,825